Borrowings - Schedule of Aggregate Maturities of Long-term Debt (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 6,125
2021	8,167	$ 8,167
2022	763,581	8,167
2023	231,335	763,581
2024		231,335
Total future maturities	1,009,208	1,011,250
Original issue discount and debt issuance costs	(10,671)	(11,665)
Total debt	$ 998,537	$ 999,585	$ 997,184